John Hancock Classic Value Fund Average Annual Total Returns - Class A C I R2 R6 [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.91%	11.33%	10.53%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	6.27%	9.27%	8.37%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(0.41%)	4.77%	5.85%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.56%	6.88%	6.52%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	10.20%	9.56%	8.11%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	12.13%	10.67%	9.20%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	11.70%	10.25%	8.78%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	12.22%	10.74%	9.26%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	12.22%	10.78%	9.31%